Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Subsidiaries, VIE and VIE's Subsidiaries

As of December 31, 2017, details of the Company’s subsidiaries, VIE and VIE’s subsidiaries are as follows:

	Date of incorporation or acquisition	Place of incorporation	Percentage of economic ownership
Subsidiaries
Momo Technology HK Company Limited (“Momo HK”)	December 5, 2011	Hong Kong	100%
Beijing Momo Information Technology Co., Ltd. (“Beijing Momo IT”)	March 9, 2012	PRC	100%
Momo Technology Overseas Holding Company Limited (“Momo BVI”)	March 5, 2014	BVI	100%
Momo Information Technologies Corp. (“Momo US”)	March 7, 2014	US	100%
VIE
Beijing Momo Technology Co., Ltd. (“Beijing Momo”)	July 7, 2011	PRC	N/A	*
VIE’s subsidiaries
Chengdu Momo Technology Co., Ltd. (“Chengdu Momo”)	May 9, 2013	PRC	N/A	*
Shanghai Momo Technology Co., Ltd. (“Shanghai Momo”)	January 19, 2015	PRC	N/A	*
Chengdu Biyou Technology Co., Ltd. (“Chengdu Biyou”)	October 16, 2015	PRC	N/A	*
Tianjin Heer Technology Co., Ltd (“Tianjin Heer”)	March 7, 2016	PRC	N/A	*
Momo Pictures Co., Ltd.	November 11, 2016	PRC	N/A	*
QOOL Media (Tianjin) Co., Ltd	November 16, 2016	PRC	N/A	*
Zhejiang Shengdian Digital Network Co., Ltd. (“Zhejiang Shengdian”)	March 31, 2017	PRC	N/A	*
Beijing Santi Cloud Union Technology Co., Ltd. (“Santi”)	June 30,2017	PRC	N/A	*
Loudi Momo Technology Co., Ltd. (“Loudi Momo”)	July 17, 2017	PRC	N/A	*
Changsha Heer Network Co., Ltd. (“Changsha Heer”)	September 20,2017	PRC	N/A	*
Beijing Santi Cloud Time Technology Co., Ltd.	September 26,2017	PRC	N/A	*

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Amounts and Balances of VIE Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions

The following consolidated financial statements amounts and balances of the VIE were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions as of and for the years ended December 31:

	As of December 31,
	2016	2017
Cash and cash equivalents	$36,855	$63,110
Accounts receivable, net of allowance for doubtful accounts of $nil and $90 as of December 31, 2016 and 2017, respectively	36,078	39,597
Amount due from related parties	88	5,143
Prepaid expenses and other current assets	20,613	57,056
Deferred tax assets, current	72	—
Short-term investment	—	1,614

Total current assets	93,706	166,520

Property and equipment, net	1,854	8,080
Intangible assets	—	7,462
Rental deposits	325	1,609
Other non-current assets	2,593	7,685
Long term investments	26,541	43,333
Deferred tax assets, non-current	208	1,062
Goodwill	—	3,401

Total assets	125,227	239,152

Accounts payable	36,812	54,937
Deferred revenue	41,277	64,788
Accrued expenses and other current liabilities	6,632	30,802
Amounts due to related parties	1,510	29
Income tax payable	3,881	11,765

Total current liabilities	90,112	162,321

Deferred tax liabilities, non-current	—	1,866

Total liabilities	$90,112	$164,187

	For the years ended December 31,
	2015	2016	2017
Net revenues	$133,988	$553,098	$1,318,271
Net income	$118,404	$340,366	$724,880
Net cash provided by operating activities	$124,786	$360,433	$740,683
Net cash used in investing activities	$(19,435)	$(11,027)	$(25,810)
Net cash provided by financing activities	$—	$—	$73